Document And Entity Information	Mar. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2022
Entity Registrant Name	MRC Global inc.
Entity Central Index Key	0001439095
Entity Emerging Growth Company	false
Entity File Number	001-35479
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5956993
Entity Address, Address Line One	1301 McKinney Street, Suite 2300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77010
City Area Code	877
Local Phone Number	294-7574
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MRC
Security Exchange Name	NYSE